Equity-Based Compensation - Schedule of Activity Related to Incentive Units (Details) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares
Schedule of Activity Related to Incentive Units [Abstract]
Units, Outstanding beginning	39,185
Weighted Average Distribution Threshold, Outstanding at beginning balance (in Dollars per share) | $ / shares	$ 0.97	[1]
Intrinsic Value, Outstanding beginning (in Dollars) | $	$ 46,152	[2]
Units, Conversion to USARE LLC Class A units	(39,185)
Weighted Average Distribution Threshold, Conversion to USARE LLC Class A units (in Dollars per share) | $ / shares	$ 0.97	[1]
Units, Outstanding ending

[1]	The distribution threshold amount refers to the value that would need to be exceeded before the holder would receive any consideration upon a liquidation event.
[2]	The intrinsic value is calculated based upon the fair value of the incentive units as of the reported date.